Trade Accounts and Notes Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 6,097,633	R$ 4,771,968
( - ) Adjustment to present value	(39,291)	(29,284)
( - ) Expected credit losses	(726,764)	(591,479)
Current	6,075,013	4,766,071
Non-current	22,620	5,897
Notes receivable	61,628	83,863
( - ) Adjustment to present value	(5,910)	(2,223)
( - ) Expected credit losses	(15,381)	(15,379)
Total notes receivable	40,337	66,261
Current	32,302	64,731
Non-current	8,035	1,530
Domestic Market [Member] | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	2,420,942	1,860,089
Domestic Market [Member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	16,402	8,419
Foreign Market [Member] | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	4,395,420	3,496,442
Foreign Market [Member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	30,924	27,781
Total Market [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 6,863,688	R$ 5,392,731